Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of right-of-use assets
	Office facility	Vehicles	Total
At January 1, 2022	1,047	113	1,160
Additions	-	416	416
Exchange rate differences	(114)	(26)	(140)
Disposals	-	(29)	(29)
Depreciation expense	(171)	(129)	(300)
As of December 31, 2022	762	345	1,107

Schedule of lease liabilities
	2022	2021	2020
At January 1, 2022	1,181	275	153
Additions	367	1,176	273
Accretion of interest	-	-	5
Financial expenses	24	-	(5)
Exchange rate differences	(138)	43	20
Disposals	(27)	(99)	-
Payment	(350)	(214)	(171)
As of December 31, 2022	1,057	1,181	275

Schedule of profit or loss
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Depreciation expense of right-of-use assets	300	196	196
Interest expense on lease liabilities	-	-	5
Total amount recognized in profit or loss	300	196	201